JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.0%
L3Harris Technologies, Inc.	514	116,544
Lockheed Martin Corp.	285	105,926

		222,470

Automobiles & Parts — 0.6%
Gentex Corp.	1,810	61,595
Genuine Parts Co.	572	72,598

		134,193

Banks — 0.1%
TFS Financial Corp.	1,529	29,785

Beverages — 3.8%
Brown-Forman Corp., Class B	1,521	107,869
Coca-Cola Co. (The)	2,177	124,154
Constellation Brands, Inc., Class A	483	108,356
Keurig Dr Pepper, Inc.	3,272	115,207
Molson Coors Beverage Co., Class B*	2,136	104,429
Monster Beverage Corp.*	1,271	119,881
PepsiCo, Inc.	873	137,018

		816,914

Chemicals — 3.2%
Air Products and Chemicals, Inc.	388	112,919
Ashland Global Holdings, Inc.	1,230	104,636
Celanese Corp.	108	16,823
Ecolab, Inc.	502	110,857
FMC Corp.	318	34,010
International Flavors & Fragrances, Inc.	725	109,214
NewMarket Corp.	126	39,805
Scotts Miracle-Gro Co. (The)	658	116,440
WR Grace & Co.	745	51,852

		696,556

Consumer Services — 0.6%
Rollins, Inc.	575	22,040
Service Corp. International	1,610	100,609

		122,649

Electricity — 11.3%
Alliant Energy Corp.	1,971	115,363
American Electric Power Co., Inc.	1,391	122,575
Avangrid, Inc.	1,679	87,543
Brookfield Renewable Corp.	334	14,175
CMS Energy Corp.	1,911	118,081
Consolidated Edison, Inc.	1,446	106,671
Dominion Energy, Inc.	1,426	106,764
DTE Energy Co.	906	106,292
Edison International	1,845	100,552
Entergy Corp.	1,064	109,507
Evergy, Inc.	1,718	112,048
Eversource Energy	1,296	111,806
Exelon Corp.	2,456	114,941
FirstEnergy Corp.	2,759	105,725
Hawaiian Electric Industries, Inc.	1,314	56,949
IDACORP, Inc.	697	73,499
NextEra Energy, Inc.	1,741	135,624
NRG Energy, Inc.	1,929	79,552
OGE Energy Corp.	3,009	101,554
Pinnacle West Capital Corp.	1,234	103,101
PPL Corp.	3,647	103,465
Public Service Enterprise Group, Inc.	1,997	124,273
Southern Co. (The)	1,809	115,541
Xcel Energy, Inc.	1,642	112,066

		2,437,667

Electronic & Electrical Equipment — 0.6%
Hubbell, Inc.	192	38,489
Waters Corp.*	225	87,707

		126,196

Finance & Credit Services — 0.1%
Morningstar, Inc.	71	17,937

Food Producers — 8.7%
Archer-Daniels-Midland Co.	1,948	116,335
Bunge Ltd.	1,338	103,869
Campbell Soup Co.	2,314	101,168
Conagra Brands, Inc.	3,072	102,881
Corteva, Inc.	1,938	82,908
Flowers Foods, Inc.	2,879	67,829
General Mills, Inc.	1,751	103,064
Hain Celestial Group, Inc. (The)*	651	25,981
Hershey Co. (The)	682	121,996
Hormel Foods Corp.	2,189	101,526
Ingredion, Inc.	1,130	99,225
JM Smucker Co. (The)	880	115,377
Kellogg Co.	1,661	105,241
Kraft Heinz Co. (The)	2,610	100,407
Lamb Weston Holdings, Inc.	1,295	86,467
McCormick & Co., Inc. (Non-Voting)	1,204	101,341
Mondelez International, Inc., Class A	1,901	120,257
Pilgrim’s Pride Corp.*	1,005	22,261
Post Holdings, Inc.*	894	91,492
Tyson Foods, Inc., Class A	1,388	99,186
US Foods Holding Corp.*	350	12,019

		1,880,830

Gas, Water & Multi-utilities — 5.3%
Ameren Corp.	1,351	113,376
American Water Works Co., Inc.	801	136,258
Atmos Energy Corp.	1,058	104,308
CenterPoint Energy, Inc.	2,567	65,356
Duke Energy Corp.	1,215	127,709
Essential Utilities, Inc.	2,094	102,857
National Fuel Gas Co.	1,583	81,414
NiSource, Inc.	4,422	109,533
Sempra Energy	791	103,344
UGI Corp.	1,752	80,574
WEC Energy Group, Inc.	1,179	110,991

		1,135,720

General Industrials — 1.5%
3M Co.	466	92,240
AptarGroup, Inc.	349	44,993
PPG Industries, Inc.	530	86,666
RPM International, Inc.	1,041	90,140
Silgan Holdings, Inc.	367	14,871

Sonoco Products Co.	93	5,932

		334,842

Health Care Providers — 2.0%
Cerner Corp.	1,317	105,874
Chemed Corp.	124	59,026
Encompass Health Corp.	479	39,877
IQVIA Holdings, Inc.*	318	78,769
UnitedHealth Group, Inc.	339	139,742

		423,288

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Household Goods & Home Construction — 0.7%
Leggett & Platt, Inc.	1,026	49,279
NVR, Inc.*	19	99,229

		148,508

Industrial Materials — 0.5%
Avery Dennison Corp.	488	102,812

Industrial Metals & Mining — 0.6%
Fastenal Co.	2,040	111,731
Reliance Steel & Aluminum Co.	189	29,701

		141,432

Industrial Support Services — 0.8%
Automatic Data Processing, Inc.	486	101,880
Jack Henry & Associates, Inc.	312	54,316
Verisk Analytics, Inc.	138	26,212

		182,408

Industrial Transportation — 1.0%
Expeditors International of Washington, Inc.	760	97,470
United Parcel Service, Inc., Class B	644	123,236

		220,706

Investment Banking & Brokerage Services — 0.7%
Berkshire Hathaway, Inc., Class B*	476	132,466
Broadridge Financial Solutions, Inc.	120	20,819

		153,285

Leisure Goods — 1.1%
Electronic Arts, Inc.	162	23,322
Garmin Ltd.	886	139,279
Hasbro, Inc.	143	14,220
Pool Corp.	149	71,195

		248,016

Medical Equipment & Services — 14.1%
Abbott Laboratories	1,145	138,522
Agilent Technologies, Inc.	405	62,058
Baxter International, Inc.	1,305	100,942
Becton Dickinson and Co.	445	113,809
Bio-Rad Laboratories, Inc., Class A*	182	134,591
Bio-Techne Corp.	289	139,367
Boston Scientific Corp.*	2,864	130,598
Cooper Cos., Inc. (The)	317	133,701
Danaher Corp.	530	157,670
Edwards Lifesciences Corp.*	1,154	129,560
Henry Schein, Inc.*	1,376	110,286
Hill-Rom Holdings, Inc.	1,020	141,229
Hologic, Inc.*	1,439	107,982
IDEXX Laboratories, Inc.*	220	149,277
Integra LifeSciences Holdings Corp.*	277	20,052
Masimo Corp.*	397	108,139
Medtronic plc	1,059	139,057
PerkinElmer, Inc.	706	128,654
QIAGEN NV*	1,358	71,689
Quest Diagnostics, Inc.	940	133,292
STERIS plc	589	128,372
Stryker Corp.	502	136,012
Teleflex, Inc.	292	116,050
Thermo Fisher Scientific, Inc.	280	151,203
West Pharmaceutical Services, Inc.	372	153,164
Zimmer Biomet Holdings, Inc.	143	23,369

		3,058,645

Mortgage Real Estate Investment Trusts — 0.3%
AGNC Investment Corp.	450	7,142
Annaly Capital Management, Inc.	659	5,595
Starwood Property Trust, Inc.	1,645	42,819

		55,556

Non-life Insurance — 3.9%
Allstate Corp. (The)	976	126,929
American Financial Group, Inc.	164	20,744
Aon plc, Class A	145	37,704
Arch Capital Group Ltd.*	1,070	41,730
Arthur J Gallagher & Co.	644	89,716
Brown & Brown, Inc.	2,444	132,953
Markel Corp.*	45	54,278
Marsh & McLennan Cos., Inc.	930	136,915
RenaissanceRe Holdings Ltd. (Bermuda)	645	98,485
White Mountains Insurance Group Ltd.	53	59,973
WR Berkley Corp.	530	38,780

		838,207

Non-Renewable Energy — 4.2%
Baker Hughes Co.	4,126	87,636
Cabot Oil & Gas Corp.	6,173	98,768
Cheniere Energy, Inc.*	1,446	122,809
Chevron Corp.	1,090	110,973
ConocoPhillips	879	49,277
DT Midstream, Inc.*	453	19,207
Exxon Mobil Corp.	2,001	115,197
Kinder Morgan, Inc.	6,049	105,132
Phillips 66	1,249	91,714
Williams Cos., Inc. (The)	4,086	102,354

		903,067

Personal Care, Drug & Grocery Stores — 5.7%
Albertsons Cos., Inc., Class A(a)	1,504	32,486
AmerisourceBergen Corp.	892	108,976
Casey’s General Stores, Inc.	236	46,660
Church & Dwight Co., Inc.	1,263	109,351
Clorox Co. (The)	608	109,981
Colgate-Palmolive Co.	1,426	113,367
CVS Health Corp.	1,457	119,998
Grocery Outlet Holding Corp.*	774	25,635
Kimberly-Clark Corp.	828	112,376
Kroger Co. (The)	2,766	112,576
McKesson Corp.	548	111,699
Procter & Gamble Co. (The)	992	141,092
Walgreens Boots Alliance, Inc.	1,995	94,064

		1,238,261

Personal Goods — 0.1%
Columbia Sportswear Co.	146	14,544
VF Corp.	234	18,767

		33,311

Pharmaceuticals, Biotechnology & Marijuana Producers — 5.9%
AbbVie, Inc.	1,115	129,674
Amgen, Inc.	469	113,282
Bristol-Myers Squibb Co.	1,730	117,415
Eli Lilly & Co.	542	131,977
Gilead Sciences, Inc.	1,533	104,689
Johnson & Johnson	830	142,926
Merck & Co., Inc.	1,468	112,845
Pfizer, Inc.	2,762	118,241

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Regeneron Pharmaceuticals, Inc.*	192	110,325
United Therapeutics Corp.*	232	42,208
Zoetis, Inc.	711	144,120

		1,267,702

Precious Metals & Mining — 0.5%
Newmont Corp.	1,609	101,077

Real Estate Investment Trusts — 5.2%
Alexandria Real Estate Equities, Inc.	416	83,757
American Homes 4 Rent, Class A	738	30,996
American Tower Corp.	484	136,875
CoreSite Realty Corp.	194	26,813
Crown Castle International Corp.	666	128,598
CubeSmart	573	28,455
Digital Realty Trust, Inc.	701	108,066
Equinix, Inc.	148	121,421
Equity LifeStyle Properties, Inc.	282	23,632
Extra Space Storage, Inc.	365	63,561
First Industrial Realty Trust, Inc.	437	23,939
Healthcare Trust of America, Inc., Class A	726	20,756
Life Storage, Inc.	263	30,866
Mid-America Apartment Communities, Inc.	226	43,641
Public Storage	402	125,617
SBA Communications Corp.	382	130,258

		1,127,251

Renewable Energy — 0.6%
First Solar, Inc.*	1,393	119,854

Retailers — 1.3%
Costco Wholesale Corp.	345	148,253
Walmart, Inc.	892	127,155

		275,408

Software & Computer Services — 5.0%
Amdocs Ltd.	1,445	111,424
ANSYS, Inc.*	383	141,120
Black Knight, Inc.*	754	62,439
CDK Global, Inc.	1,353	64,930
Citrix Systems, Inc.	572	57,629
Cognizant Technology Solutions Corp., Class A	217	15,956
International Business Machines Corp.	456	64,278
Intuit, Inc.	276	146,272
Microsoft Corp.	623	177,499
Synopsys, Inc.*	489	140,827
Tyler Technologies, Inc.*	151	74,389
VeriSign, Inc.*	142	30,724

		1,087,487

Technology Hardware & Equipment — 0.4%
Texas Instruments, Inc.	425	81,014

Telecommunications Equipment — 1.6%
Cisco Systems, Inc.	2,027	112,235
Juniper Networks, Inc.	3,722	104,737
Motorola Solutions, Inc.	605	135,472

		352,444

Telecommunications Service Providers — 3.5%
AT&T, Inc.	3,772	105,805
Charter Communications, Inc., Class A*	165	122,768
Comcast Corp., Class A	2,007	118,072
Liberty Broadband Corp., Class C*	660	117,143
Lumen Technologies, Inc.	4,081	50,890
T-Mobile US, Inc.*	873	125,729
Verizon Communications, Inc.	2,084	116,246

		756,653

Tobacco — 1.1%
Altria Group, Inc.	2,250	108,090
Philip Morris International, Inc.	1,221	122,210

		230,300

Travel & Leisure — 0.9%
Choice Hotels International, Inc.	374	44,843
McDonald’s Corp.	554	134,461
Yum! Brands, Inc.	84	11,037

		190,341

Waste & Disposal Services — 1.3%
Republic Services, Inc.	1,162	137,534
Waste Management, Inc.	922	136,696

		274,230

TOTAL COMMON STOCKS (Cost $19,222,975)		21,567,022

SHORT-TERM INVESTMENTS — 0.2%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)(Cost $22,635)	22,635	22,635

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(b)(c)	24,948	24,947
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	636	636

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $25,590)		25,583

TOTAL SHORT-TERM INVESTMENTS (Cost $48,225)		48,218

Total Investments — 100.0% (Cost $19,271,200)		21,615,240
Liabilities in Excess of Other Assets — 0.0%(d)		(5,363)

Net Assets — 100.0%		21,609,877

Percentages indicated are based on net assets.

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $25,056.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2021.
(d)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$21,615,240	$—	$—	$21,615,240

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	$249,950	$—	$225,001	$(45)	$43	$24,947	24,948	$54	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	—	144,228	121,593	—	—	22,635	22,635	1	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	205,400	3,400,234	3,604,998	—	—	636	636	20	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	79,780	851,631	931,411	—	—	—	—	6	—

Total	$535,130	$4,396,093	$4,883,003	$(45)	$43	$48,218		$81	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.